Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-use Assets And Lease Liabilities
Summary of rights-of-use-assets - Changes in the year

(a)	Right-of-use assets - Changes in the year

					2021	2020
	Buildings	Machinery, equipment, and facilities	IT equipment	Vehicles	Total	Total
Balance at the beginning of the period
Cost	6,461	10,639	5,846	24,616	47,562	45,772
Accumulated amortization	(3,129)	(5,699)	(5,562)	(14,303)	(28,693)	(16,225)
Net balance at the beginning of the period	3,332	4,940	284	10,313	18,869	29,547
New contracts	-	2,723	-	2,451	5,174	5,785
Amortization	(1,063)	(2,668)	(284)	(6,288)	(10,303)	(12,468)
Remeasurement	(290)	-	-	-	(290)	-
Foreign exchange effects	(92)	(192)	-	(477)	(761)	(3,995)
Balance at the end of the period	1,887	4,803	-	5,999	12,689	18,869
Cost	5,731	17,560	5,427	21,285	50,003	47,562
Accumulated amortization	(3,844)	(12,757)	(5,427)	(15,286)	(37,314)	(28,693)
Balance at the end of the period	1,887	4,803	-	5,999	12,689	18,869

Average annual amortization rates %	31	34	33	34

Summary of lease liabilities - changes in the year

(b)	Lease liabilities - Changes in the year
	2021	2020
Balance at the beginning of the year	25,689	34,384
New contracts	5,174	5,785
Payments of lease liabilities	(9,827)	(9,100)
Interest paid on lease liabilities	(1,415)	(1,385)
Remeasurement	(302)	-
Accrued interest – note 10	1,272	1,757
Foreign exchange effects	(952)	(5,752)
Balance at the end of the year	19,639	25,689
Current liabilities	16,246	15,999
Non-current liabilities	3,393	9,690